Investment Portfolio - March 31, 2020

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 92.9%

Non-Convertible Corporate Bonds - 92.9%
Communication Services - 14.4%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc., 5.625%, 4/1/2020	B2	$660,000	$660,000
CenturyLink, Inc., 7.50%, 4/1/2024	B2	750,000	821,250

			1,481,250

Media - 10.6%
Altice Financing S.A. (Luxembourg)[2], 7.50%, 5/15/2026	B2	1,230,000	1,191,747
Altice France S.A. (France)[2], 7.375%, 5/1/2026	B2	1,250,000	1,240,812
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 4.50%, 8/15/2030	B1	1,410,000	1,381,800
Cumulus Media New Holdings, Inc.[2], 6.75%, 7/1/2026	B2	1,650,000	1,476,750
Discovery Communications LLC, 4.90%, 3/11/2026	Baa3	1,250,000	1,300,457
LCPR Senior Secured Financing DAC[2], 6.75%, 10/15/2027	B1	600,000	591,000
Nexstar Broadcasting, Inc.[2], 5.625%, 7/15/2027	B3	750,000	733,125
Sirius XM Radio, Inc.[2], 4.625%, 7/15/2024	Ba3	1,250,000	1,268,662
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	Ba3	1,250,000	1,262,488
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	B3	1,845,000	1,771,200
Virgin Media Secured Finance plc (United Kingdom)[2], 5.50%, 8/15/2026	Ba3	750,000	761,250

			12,979,291

Wireless Telecommunication Services - 2.6%
Sprint Communications, Inc., 7.00%, 8/15/2020	B3	695,000	695,417
Sprint Corp., 7.25%, 9/15/2021	B3	660,000	680,262
Sprint Corp., 7.125%, 6/15/2024	B3	1,680,000	1,844,052

			3,219,731

Total Communication Services			17,680,272

Consumer Discretionary - 11.5%
Auto Components - 0.5%
Techniplas LLC[2], 10.00%, 5/1/2020	WR3	870,000	595,950

Automobiles - 1.1%
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	Ba2	1,500,000	1,312,500

Diversified Consumer Services - 1.9%
Carriage Services, Inc.[2], 6.625%, 6/1/2026	B3	1,225,000	1,203,562
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	B2	1,425,000	1,186,312

			2,389,874

Hotels, Restaurants & Leisure - 1.0%
1011778 BC ULC - New Red Finance, Inc. (Canada)[2], 5.00%, 10/15/2025	B2	1,310,000	1,251,037

Household Durables - 5.4%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	Caa1	715,000	572,000

Investment Portfolio - March 31, 2020

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	B3	$1,545,000	$1,205,100
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1	2,070,000	1,800,900
PulteGroup, Inc., 4.25%, 3/1/2021	Ba1	400,000	390,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025	Ba1	750,000	712,500
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,060,000	984,719
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B1	1,000,000	900,000

			6,565,219

Internet & Direct Marketing Retail - 0.7%
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	B1	1,020,000	826,200

Multiline Retail - 0.9%
Staples, Inc.[2], 7.50%, 4/15/2026	B1	1,310,000	1,157,712

Total Consumer Discretionary			14,098,492

Consumer Staples - 2.0%
Food & Staples Retailing - 2.0%
Albertsons Cos, Inc. - Safeway, Inc. - New Albertsons LP - Albertsons LLC[2], 4.625%, 1/15/2027	B2	1,075,000	1,069,625
Albertsons Cos, Inc. - Safeway, Inc. - New Albertsons LP - Albertsons LLC[2], 5.875%, 2/15/2028	B2	408,000	415,262
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	B3	1,000,000	1,005,000

Total Consumer Staples			2,489,887

Energy - 8.4%
Energy Equipment & Services - 0.3%
Oceaneering International, Inc., 6.00%, 2/1/2028	B1	970,000	371,428

Oil, Gas & Consumable Fuels - 8.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	B1	695,000	444,800
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	B1	695,000	444,800
Bruin E&P Partners LLC[4], 8.875%, 8/1/2023	C	2,310,000	161,700
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	Caa1	1,025,000	738,359
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/2025	Ba1	1,135,000	950,706
Cheniere Energy Partners LP, 5.25%, 10/1/2025	Ba2	750,000	690,000
CVR Energy, Inc.[2], 5.75%, 2/15/2028	B1	1,345,000	1,005,388
Enviva Partners LP - Enviva Partners Finance Corp.[2], 6.50%, 1/15/2026	B1	1,285,000	1,252,875
Euronav Luxembourg S.A. (Belgium)[2], 7.50%, 5/31/2022	WR3	800,000	720,000
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	B1	995,000	692,719
Jonah Energy LLC - Jonah Energy Finance Corp.[5], 7.25%, 10/15/2025	Caa2	2,215,000	99,675
Laredo Petroleum, Inc., 10.125%, 1/15/2028	B3	995,000	378,100

Investment Portfolio - March 31, 2020

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lonestar Resources America, Inc.[6], 11.25%, 1/1/2023	Caa2	$695,000	$126,838
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	B3	640,000	185,600
NuStar Logistics LP, 6.75%, 2/1/2021	Ba2	670,000	532,650
PBF Holding Co. LLC - PBF Finance Corp.[2], 6.00%, 2/15/2028	B1	1,250,000	825,000
Sabine Pass Liquefaction LLC, 5.625%, 3/1/2025	Baa3	635,000	582,861
Whiting Petroleum Corp.[7,8], 5.75%, 3/15/2021	Caa2	990,000	66,528

Total Energy			10,270,027

Financials - 21.9%
Banks - 5.3%
CIT Group, Inc., 4.125%, 3/9/2021	Ba1	1,410,000	1,388,850
CIT Group, Inc., 5.00%, 8/15/2022	Ba1	865,000	839,050
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	Ba2	1,885,000	1,862,003
Lloyds Bank plc (United Kingdom) [2,9,10], (3 mo. LIBOR US + 11.760%), 12.00%	Baa3	1,130,000	1,240,966
Popular, Inc., 6.125%, 9/14/2023	B1	1,230,000	1,137,750

			6,468,619

Capital Markets - 4.5%
Advisor Group Holdings, Inc.[2], 10.75%, 8/1/2027	Caa2	1,179,000	1,025,730
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B2	2,610,000	2,453,400
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[2], 5.00%, 8/1/2021	BBB[11]	970,000	931,757
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	Baa3	1,285,000	1,152,564

			5,563,451

Consumer Finance - 6.4%
Ally Financial, Inc., 5.75%, 11/20/2025	BB11	1,230,000	1,203,186
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	BB11	430,000	391,300
Discover Financial Services, 4.50%, 1/30/2026	Baa3	1,345,000	1,371,872
Navient Corp., 5.00%, 10/26/2020	Ba3	975,000	960,375
Navient Corp., 6.125%, 3/25/2024	Ba3	750,000	693,750
Navient Corp., 6.75%, 6/25/2025	Ba3	660,000	607,200
SLM Corp., 5.125%, 4/5/2022	Ba1	1,577,000	1,356,220
Springleaf Finance Corp., 7.125%, 3/15/2026	Ba3	1,240,000	1,227,600

			7,811,503

Diversified Financial Services - 1.4%
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	B3	2,090,000	1,690,288

Mortgage Real Estate Investment Trusts (REITS) - 2.5%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	Ba2	1,455,000	1,222,200

Investment Portfolio - March 31, 2020

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) (continued)
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	$1,895,000	$1,772,014

			2,994,214

Thrifts & Mortgage Finance - 1.8%
Acrisure LLC - Acrisure Finance, Inc.[2] , 7.00%, 11/15/2025	Caa2	660,000	567,600
Radian Group, Inc., 4.875%, 3/15/2027	Ba1	1,708,000	1,682,380

			2,249,980

Total Financials			26,778,055

Health Care - 2.0%
Health Care Providers & Services - 1.0%
Centene Corp.[2], 5.375%, 6/1/2026	Ba1	1,153,000	1,187,717

Pharmaceuticals - 1.0%
Bausch Health Cos, Inc.[2], 7.00%, 3/15/2024	Ba2	1,250,000	1,273,425

Total Health Care			2,461,142

Industrials - 15.5%
Air Freight & Logistics - 2.4%
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	Ba3	1,875,000	1,739,062
XPO Logistics, Inc.[2], 6.50%, 6/15/2022	Ba3	1,190,000	1,192,975

			2,932,037

Building Products - 1.0%
Griffon Corp.[2], 5.75%, 3/1/2028	B2	1,290,000	1,212,600

Commercial Services & Supplies - 4.1%
The ADT Security Corp., 6.25%, 10/15/2021	Ba3	660,000	645,150
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	Ba3	1,235,000	1,219,921
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	Ba3	1,215,000	1,190,700
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 6.25%, 1/15/2028	B3	1,615,000	1,392,938
Stericycle, Inc.[2], 5.375%, 7/15/2024	BB11	565,000	559,350

			5,008,059

Construction & Engineering - 2.0%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	Caa1	625,000	581,250
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B3	2,240,000	1,859,200

			2,440,450

Electrical Equipment - 0.6%
Sensata Technologies BV2, 5.625%, 11/1/2024	Ba3	750,000	731,250

Investment Portfolio - March 31, 2020

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 1.0%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	Ba3	$1,300,000	$1,228,500

Marine - 1.2%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	WR3	1,095,000	985,503
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR3	700,000	490,000

			1,475,503

Professional Services - 1.0%
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	B1	1,310,000	1,207,584

Trading Companies & Distributors - 2.2%
Air Lease Corp., 3.25%, 3/1/2025	BBB[11]	1,500,000	1,175,594
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	Ba3	2,188,000	1,602,710

			2,778,304

Total Industrials			19,014,287

Information Technology - 1.1%
IT Services - 1.1%
Science Applications International Corp.[2], 4.875%, 4/1/2028	B1	1,340,000	1,286,400

Materials - 8.3%
Chemicals - 2.0%
CF Industries, Inc., 3.45%, 6/1/2023	Ba2	1,230,000	1,208,561
OCI N.V. (Netherlands)[2], 5.25%, 11/1/2024	Ba3	1,465,000	1,259,900

			2,468,461

Containers & Packaging - 1.9%
Berry Global, Inc.[2], 4.50%, 2/15/2026	B2	1,260,000	1,215,900
Graphic Packaging International LLC, 4.75%, 4/15/2021	Ba2	1,122,000	1,108,312

			2,324,212

Metals & Mining - 4.4%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	B1	965,000	871,154
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	B2	935,000	869,550
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	Ba3	1,173,000	932,535
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	Baa3	675,000	635,317
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	Caa1	1,655,000	1,191,600
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	Caa1	1,395,000	683,550
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	Caa1	695,000	159,850

			5,343,556

Total Materials			10,136,229

Investment Portfolio - March 31, 2020

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 2.6%
Iron Mountain, Inc., 5.75%, 8/15/2024	B2	$1,260,000	$1,253,700
SBA Communications Corp.[2], 3.875%, 2/15/2027	B1	1,225,000	1,228,062
VICI Properties LP - VICI Note Co., Inc.[2], 3.50%, 2/15/2025	Ba3	750,000	699,375

			3,181,137

Real Estate Management & Development - 1.7%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	B3	1,050,000	903,000
Forestar Group, Inc.[2], 5.00%, 3/1/2028	B2	1,400,000	1,162,518

			2,065,518

Total Real Estate			5,246,655

Utilities - 3.5%
Electric Utilities - 1.3%
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	Ba1	850,000	828,750
NRG Energy, Inc., 6.625%, 1/15/2027	Ba2	750,000	780,000

			1,608,750

Independent Power and Renewable Electricity Producers - 2.2%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB11	1,445,000	1,448,612
Vistra Operations Co. LLC[2], 5.625%, 2/15/2027	Ba2	1,230,000	1,268,438

Total Utilities			4,325,800

TOTAL CORPORATE BONDS
(Identified Cost $124,956,428)			113,787,246

ASSET-BACKED SECURITIES - 1.0%

Oxford Finance Funding LLC, Series 2020-1A, Class B2, 4.037%, 2/15/2028
(Identified Cost $1,300,000)	WR3	1,300,000	1,249,586

MUTUAL FUND - 2.8%
SPDR Bloomberg Barclays High Yield Bond ETF
(Identified Cost $3,617,553)		36,135	3,423,430

SHORT-TERM INVESTMENT - 13.1%
Dreyfus Government Cash Management, Institutional Shares, 0.29%[12],
(Identified Cost $16,017,518)		16,017,518	16,017,518

TOTAL INVESTMENTS - 109.8%
(Identified Cost $145,891,499)			134,477,780
LIABILITIES, LESS OTHER ASSETS - (9.8%)			(11,995,496)

NET ASSETS - 100%			$122,482,284

Investment Portfolio - March 31, 2020

(unaudited)

ETF - Exchange-Traded Fund

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $73,711,125, or 60.2% of the Series’ net assets as of March 31, 2020.

[3]	Credit rating has been withdrawn. As of March 31, 2020, there is no rating available (unaudited).
[4]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019 and March 26, 2020 at a cost of $1,203,281 ($94.38 per share) and cost of $169,575 ($10.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $161,700, or 0.1% of the Series’ net assets as of March 31, 2020.

[5]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017, November 28, 2017, September 5, 2018 and March 26, 2020 at a cost of $1,651,350 ($101.00 per share), cost of $707,000 ($101.00 per share), cost of $213,895 ($77.78 per share) and cost of $50,850 ($4.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $99,675, or than 0.1% of the Series’ net assets as of March 31, 2020.

[6]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019 and September 10, 2019 at a cost of $1,104,500 ($94.00 per share) and cost of $294,975 ($85.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $126,838, or 0.1% of the Series’ net assets as of March 31, 2020.

[7]

Illiquid security - This security was acquired on January 8, 2020 and February 5, 2020 at a cost of $652,988 ($98.94 per share) and cost of $307,718 ($93.25 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $66,528, or 0.1% of the Series’ net assets as of March 31, 2020.

[8]	Issuer filed for bankruptcy and/or is in default of interest payments.
[9]	Security is perpetual in nature and has no stated maturity date.
[10]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2020.
[11]	Credit ratings from S&P (unaudited).
[12]	Rate shown is the current yield as of March 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$17,680,272	$—	$17,680,272	$—
Consumer Discretionary	14,098,492	—	14,098,492	—
Consumer Staples	2,489,887	—	2,489,887	—
Energy	10,270,027	—	10,270,027	—
Financials	26,778,055	—	26,778,055	—
Health Care	2,461,142	—	2,461,142	—
Industrials	19,014,287	—	19,014,287	—
Information Technology	1,286,400	—	1,286,400	—
Materials	10,136,229	—	10,136,229	—

Investment Portfolio - March 31, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$5,246,655	$—	$5,246,655	$—
Utilities	4,325,800	—	4,325,800	—
Asset-backed securities	1,249,586	—	1,249,586	—
Mutual fund	3,423,430	3,423,430	—	—
Short-Term Investment	16,017,518	16,017,518	—	—

Total assets	$134,477,780	$19,440,948	$115,036,832	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or March 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.